Research and Development Payroll Tax Credits	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Research and Development Payroll Tax Credits
6.	Research and Development Payroll Tax Credits
As of December 31, 2021 and 2020, the Company had research and development payroll tax credit receivables of $351 and $496, respectively. The current portion of $276 and $216 was reflected in other current assets and the long-term portion of $75 and $280 was reflected in other long-term assets as of December 31, 2021 and 2020, respectively.